Document and Entity Information	12 Months Ended
Mar. 31, 2020
Document And Entity Information
Entity Registrant Name	Modular Medical, Inc.
Entity Central Index Key	0001074871
Document Type	POS AM
Document Period End Date	Mar. 31, 2020
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 to Form S-1 (this “Post-Effective Amendment”) is being filed pursuant to our registration statement on Form S-1 (Registration No. 333-237615) (the “Registration Statement”), which was previously declared effective by the Securities and Exchange Commission (the “SEC” or the “Commission”) on May 11, 2020, to (i) include the consolidated financial statements, the notes thereto and certain other information included in our Annual Report on Form 10-K for the fiscal year ended March 31, 2020, as filed with the SEC on June 29, 2020, and (ii) update certain other information in the Registration Statement. No additional securities are being registered under this Post-Effective Amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	NV
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020